Schedule of Fair Value Measurements of Black Scholes Model Assumptions (Details) - Fair Value, Inputs, Level 3 [Member] - Class C Units [Member] - Boost Run Holdings LLC [Member]	Aug. 30, 2025
Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
deSPAC DLOM	0.825
Measurement Input, Risk Free Interest Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
deSPAC DLOM	0.038
Measurement Input, Expected Dividend Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
deSPAC DLOM	0
Measurement Input, Expected Term [Member] | MA Comparables Analysis [Member]
Defined Benefit Plan Disclosure [Line Items]
deSPAC DLOM	1.0
Measurement Input, Expected Term [Member] | De SPAC Scenario [Member]
Defined Benefit Plan Disclosure [Line Items]
deSPAC DLOM	0.45
Measurement Input, Discount for Lack of Marketability [Member] | MA Comparables Analysis [Member]
Defined Benefit Plan Disclosure [Line Items]
deSPAC DLOM	0.20
Measurement Input, Discount for Lack of Marketability [Member] | De SPAC Scenario [Member]
Defined Benefit Plan Disclosure [Line Items]
deSPAC DLOM	0.125